Financial Instruments (Details) - Schedule of contractual terms in non-capitalized amounts - Financial Liabilities [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of contractual terms in non-capitalized amounts [Line Items]
Liabilities to suppliers and service providers		$ 311	$ 220
Other payables parties		1,517	1,409
Convertible loans	[1]		8,567
liability to the Israel Innovation Authority		2,427	1,903
Lease liability		837	1,106
Total		5,092	14,209
Bank loans			1,004
Up to One Year [Member]
Financial Instruments (Details) - Schedule of contractual terms in non-capitalized amounts [Line Items]
Liabilities to suppliers and service providers		311	220
Other payables parties		1,517	1,409
Convertible loans
liability to the Israel Innovation Authority		147	169
Lease liability		382	364
Total		2,357	3,166
Bank loans			1,004
One Year to Two Years [Member]
Financial Instruments (Details) - Schedule of contractual terms in non-capitalized amounts [Line Items]
Liabilities to suppliers and service providers
Other payables parties
Convertible loans			8,567
liability to the Israel Innovation Authority		271	285
Lease liability		357	342
Total		628	9,194
Bank loans
Two Years to Three Years [Member]
Financial Instruments (Details) - Schedule of contractual terms in non-capitalized amounts [Line Items]
Liabilities to suppliers and service providers
Other payables parties
Convertible loans
liability to the Israel Innovation Authority		499	755
Lease liability		98	319
Total		597	1,074
Bank loans
Three Years to Five Years [Member]
Financial Instruments (Details) - Schedule of contractual terms in non-capitalized amounts [Line Items]
Liabilities to suppliers and service providers
Other payables parties
Convertible loans
liability to the Israel Innovation Authority		1,511	694
Lease liability			81
Total		$ 1,511	775
Bank loans

[1]	The annual interest rate on the loan is 6%. Upon completion of the IPO according to the prospectus in September 2021, the debt was converted to shares. The Company has no additional obligations to the lenders in connection with the convertible loan agreement. For further details regarding the convertible loan, in connection with the effective interest rate, the repayment date and additional conditions, see note 13 f below.